Finance Profit/(Loss) - Schedule of Information About Segregated Investment Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	R$ 64,322	R$ 110,474	R$ 94,728
Investment losses	0	(111)	(554)
Mutual Funds And Fixed Income Investments [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	62,098	109,657	94,489
Mutual Funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment losses	0	0	(486)
Private Equity Funds [Member]
Disclosure Of Detailed Information About Segregated investment income [Line Items]
Investment income	2,224	817	239
Investment losses	R$ 0	R$ (111)	R$ (68)